Stock Options - Stock Option Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options outstanding, beginning balance	7,377,807	7,234,813	7,234,813	6,183,596
Granted	2,409,596	540,468	540,468	1,128,923
Exercised	(315,954)	(297,879)	(344,871)	(49,132)
Forfeited or expired	(42,673)	(31,172)	(52,603)	(28,574)
Options outstanding, ending balance	9,428,776	7,446,230	7,377,807	7,234,813	6,183,596
Options exercisable	6,054,186	5,331,932	5,664,314	4,491,038
Weighted-average Exercise Price
Weighted-average exercise price, beginning balance	$ 0.22	$ 0.20	$ 0.20	$ 0.14
Weighted-average Exercise Price, Granted	14.71	0.53	0.53	0.52
Weighted-average Exercise Price, Exercised	0.32	0.07	0.07	0.16
Weighted-average Exercise Price. Forfeited or expired	0.51	0.47	0.50	0.09
Weighted-average exercise price, ending balance	3.92	0.23	0.22	0.20	$ 0.14
Weighted-average exercise price, options exercisable	$ 0.17	$ 0.14	$ 0.15	$ 0.10
Weighted-average Remaining Contractual Term (in years)
Weighted-average Remaining Contractual Term, (in years)	6 years 9 months 14 days	6 years 9 months 10 days	6 years 6 months 10 days	7 years 21 days	7 years 7 months 17 days
Weighted-average Remaining Contractual Term, Exercisable (in years)	5 years 4 months 20 days	6 years 1 month 13 days	5 years 11 months 15 days	6 years 2 months 23 days